Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,319,055	182,001,142
Total Alternative Strategies Funds (Cost $172,216,135)		182,001,142

Common Stocks 2.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc., Class A(b)	7,018	1,194,042
Total Consumer Discretionary		1,194,042
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Alexandria Real Estate Equities, Inc.	21,947	4,156,762
American Homes 4 Rent, Class A	28,168	1,070,666
American Tower Corp.	10,787	2,447,247
Americold Realty Trust	58,930	1,574,610
AvalonBay Communities, Inc.	16,626	3,966,797
Brixmor Property Group, Inc.	110,015	2,763,577
Camden Property Trust	13,064	2,156,997
Centerspace	50,078	4,706,830
Duke Realty Corp.	75,967	4,026,251
Equinix, Inc.	7,146	5,071,731
Equity LifeStyle Properties, Inc.	52,802	3,940,085
Extra Space Storage, Inc.	15,574	2,930,248
Federal Realty Investment Trust(b)	29,158	3,428,398
First Industrial Realty Trust, Inc.	46,411	2,672,345
Four Corners Property Trust, Inc.	25,992	685,669
Gaming and Leisure Properties, Inc.	50,683	2,301,515
Healthpeak Properties, Inc.	60,109	1,866,986
Highwoods Properties, Inc.	17,708	772,069
Host Hotels & Resorts, Inc.(b)	135,763	2,480,390
Invitation Homes, Inc.	97,553	3,687,503
Kilroy Realty Corp.	31,276	2,239,987
Life Storage, Inc.	30,338	3,840,487
Medical Properties Trust, Inc.	114,505	2,329,032
National Storage Affiliates Trust	26,592	1,549,516
Outfront Media, Inc.	31,331	836,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.	33,968	4,954,233
SITE Centers Corp.	60,839	946,046
STORE Capital Corp.	79,731	2,449,336
Sun Communities, Inc.	13,017	2,356,077
Tanger Factory Outlet Centers, Inc.	79,949	1,333,549
Welltower, Inc.	56,770	4,728,373
Total		84,269,850
Total Real Estate		84,269,850
Total Common Stocks (Cost $88,777,676)		85,463,892

Foreign Government Obligations(c),(d) 17.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.4%
Republic of Austria Government Bond(e)
10/20/2026	0.750%	EUR	65,214,000	75,689,129
Republic of Austria Government Bond(e),(f)
02/20/2030	0.000%	EUR	26,752,000	29,031,920
Total				104,721,049
Belgium 1.6%
Kingdom of Belgium Government Bond(e)
06/22/2031	1.000%	EUR	23,196,000	27,243,003
03/28/2035	5.000%	EUR	24,349,000	41,825,309
Total				69,068,312
China 0.3%
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	6,207,694
05/21/2030	2.680%	CNY	52,200,000	8,146,382
Total				14,354,076
France 2.3%
French Republic Government Bond OAT(e),(f)
11/25/2030	0.000%	EUR	41,936,000	45,185,042
11/25/2031	0.000%	EUR	9,799,000	10,416,089
French Republic Government Bond OAT(e)
05/25/2036	1.250%	EUR	25,317,000	30,063,022
05/25/2045	3.250%	EUR	9,583,464	15,644,215
Total				101,308,368
Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 2.2%
Italy Buoni Poliennali Del Tesoro(e)
05/01/2031	6.000%	EUR	39,808,000	61,917,562
02/01/2037	4.000%	EUR	24,378,000	34,574,233
Total				96,491,795
Japan 3.4%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	4,438,000,000	38,425,759
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	3,894,000,000	32,401,406
09/20/2041	0.500%	JPY	2,072,200,000	17,570,716
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,118,000,000	17,215,030
06/20/2051	0.700%	JPY	2,267,000,000	18,870,161
09/20/2051	0.700%	JPY	1,454,400,000	12,102,389
12/20/2051	0.700%	JPY	1,796,000,000	14,922,118
Total				151,507,579
Netherlands 1.9%
Netherlands Government Bond(e)
07/15/2026	0.500%	EUR	46,228,000	53,299,901
Netherlands Government Bond(e),(f)
07/15/2031	0.000%	EUR	27,200,000	29,689,583
Total				82,989,484
Spain 2.8%
Spain Government Bond(e),(f)
01/31/2028	0.000%	EUR	27,072,000	29,327,191
Spain Government Bond(e)
04/30/2030	0.500%	EUR	30,767,000	33,704,775
10/31/2030	1.250%	EUR	9,979,000	11,537,595
07/30/2035	1.850%	EUR	15,030,000	17,972,694
07/30/2041	4.700%	EUR	4,989,000	8,620,641
Spain Government Bond
07/30/2032	5.750%	EUR	12,392,000	20,377,296
Total				121,540,192
United Kingdom 0.5%
United Kingdom Gilt(e)
10/22/2028	1.625%	GBP	10,885,000	15,088,613
01/22/2045	3.500%	GBP	3,257,133	5,947,124
Total				21,035,737
Total Foreign Government Obligations (Cost $805,942,933)				763,016,592

Inflation-Indexed Bonds(c) 15.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.4%
Australia Government Bond(e)
11/21/2027	0.750%	AUD	4,327,655	3,413,646
08/21/2035	2.000%	AUD	3,485,215	3,198,775
08/21/2040	1.250%	AUD	2,137,228	1,809,591
Australia Government Index-Linked Bond(e)
09/20/2025	3.000%	AUD	10,298,047	8,653,532
Total				17,075,544
Canada 0.7%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	12,187,221	12,037,179
12/01/2031	4.000%	CAD	7,976,649	8,930,396
12/01/2036	3.000%	CAD	5,434,687	6,042,087
12/01/2041	2.000%	CAD	3,598,082	3,754,417
Total				30,764,079
France 1.6%
France Government Bond OAT(e)
07/25/2030	0.700%	EUR	18,964,027	26,080,736
07/25/2032	3.150%	EUR	13,173,853	22,642,950
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	8,044,437	9,851,129
07/25/2040	1.800%	EUR	6,707,459	12,024,497
Total				70,599,312
Germany 0.5%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2030	0.500%	EUR	17,703,925	24,476,587
Italy 1.4%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	17,371,387	23,806,986
05/15/2028	1.300%	EUR	13,930,589	17,816,673
09/15/2035	2.350%	EUR	7,330,647	10,864,417
09/15/2041	2.550%	EUR	5,786,058	9,404,818
Total				61,892,894
Spain 0.5%
Spain Government Inflation-Linked Bond(e)
11/30/2030	1.000%	EUR	6,346,129	8,478,989
11/30/2033	0.700%	EUR	10,200,962	13,352,389
Total				21,831,378
United Kingdom 4.5%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	9,249,791	13,649,239
03/22/2029	0.125%	GBP	13,200,653	22,335,541
03/22/2034	0.750%	GBP	12,919,864	25,933,852
11/22/2037	1.125%	GBP	10,578,306	24,262,951
03/22/2044	0.125%	GBP	12,211,425	27,244,533
03/22/2052	0.250%	GBP	12,373,315	32,690,883

2	Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2022 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/22/2056	0.125%	GBP	9,380,507	25,800,853
11/22/2065	0.125%	GBP	5,216,314	17,275,160
03/22/2068	0.125%	GBP	2,412,338	8,580,826
Total				197,773,838
United States 5.9%
U.S. Treasury Inflation-Indexed Bond
01/15/2024	0.625%		49,280,436	52,374,555
01/15/2025	0.250%		25,802,032	27,508,437
07/15/2027	0.375%		24,641,179	26,936,733
01/15/2028	0.500%		23,065,624	25,370,153
07/15/2028	0.750%		13,202,772	14,854,900
01/15/2029	0.875%		21,351,142	24,273,675
07/15/2029	0.250%		18,273,012	20,065,730
07/15/2030	0.125%		20,163,843	22,055,607
04/15/2032	3.375%		7,599,143	11,057,779
02/15/2042	0.750%		10,111,401	12,057,257
02/15/2043	0.625%		8,341,819	9,751,720
02/15/2045	0.750%		6,076,134	7,306,568
02/15/2048	1.000%		4,079,205	5,290,691
Total				258,903,805
Total Inflation-Indexed Bonds (Cost $638,226,435)				683,317,437

Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	129,439	1,260,733
Columbia Solutions Conservative Portfolio(a)	670,954	6,629,026
Total Multi-Asset/Tactical Strategies Funds (Cost $8,574,734)		7,889,759

Residential Mortgage-Backed Securities - Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(g)
03/21/2052	3.000%	18,750,000	19,057,710
03/21/2052	3.500%	19,050,000	19,656,475
03/21/2052	4.000%	16,520,000	17,165,312
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
03/17/2037	2.500%	12,248,328	12,395,212
03/17/2037- 03/14/2052	3.000%	30,500,000	30,889,327
03/14/2052	3.500%	34,030,000	35,049,571
03/14/2052	4.000%	30,000,000	31,331,250
03/14/2052	4.500%	26,800,000	28,304,454
Total Residential Mortgage-Backed Securities - Agency (Cost $193,895,769)			193,849,311

U.S. Treasury Obligations 22.0%

U.S. Treasury
10/31/2026	1.125%	43,400,000	42,182,766
02/28/2027	1.875%	179,000,000	180,258,594
06/30/2028	1.250%	33,248,000	32,125,880
09/30/2028	1.250%	198,285,000	191,221,097
10/31/2028	1.375%	74,000,000	71,907,187
11/30/2028	1.500%	183,160,000	179,382,325
05/15/2029	2.375%	28,507,000	29,580,467
08/15/2029	1.625%	28,483,500	28,140,808
08/15/2030	0.625%	26,810,000	24,309,130
02/15/2031	1.125%	24,922,000	23,500,667
08/15/2031	1.250%	146,295,000	138,980,250
11/15/2031	1.375%	26,522,000	25,436,255
Total U.S. Treasury Obligations (Cost $992,018,046)			967,025,426

Money Market Funds 30.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(a),(h)	1,330,440,768	1,330,041,637
Total Money Market Funds (Cost $1,330,163,538)		1,330,041,637
Total Investments in Securities (Cost: $4,229,815,266)		4,212,605,196
Other Assets & Liabilities, Net		185,547,879
Net Assets		4,398,153,075

At February 28, 2022, securities and/or cash totaling $210,510,114 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
56,452,000 CHF	61,201,878 USD	Citi	03/25/2022	—	(425,175)
68,622,000 CNY	10,756,980 USD	Citi	03/25/2022	—	(88,749)
723,930,300 EUR	822,822,799 USD	Citi	03/25/2022	10,261,229	—
93,393,000 EUR	104,646,305 USD	Citi	03/25/2022	—	(180,862)
Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
95,210,000 HKD	12,202,092 USD	Citi	03/25/2022	18,248	—
156,862,000 SEK	16,828,087 USD	Citi	03/25/2022	255,983	—
28,468,286 USD	26,079,000 CHF	Citi	03/25/2022	1,421	—
88,702,719 USD	79,035,000 EUR	Citi	03/25/2022	8,588	—
9,173,995 USD	71,684,000 HKD	Citi	03/25/2022	—	(729)
121,395 USD	2,489,000 MXN	Citi	03/25/2022	—	(383)
12,032,051 USD	113,892,000 SEK	Citi	03/25/2022	373	—
59,004 USD	550,000 SEK	Citi	03/25/2022	—	(898)
28,868,298,000 IDR	2,014,255 USD	Goldman Sachs International	03/25/2022	9,034	—
31,999,000 NOK	3,598,511 USD	Goldman Sachs International	03/25/2022	—	(30,613)
15,693,708 USD	139,553,000 NOK	Goldman Sachs International	03/25/2022	133,510	—
28,092,491,280 JPY	243,131,086 USD	HSBC	03/25/2022	—	(1,367,782)
204,000 NZD	135,095 USD	HSBC	03/25/2022	—	(2,894)
5,376,000 SGD	3,996,619 USD	HSBC	03/25/2022	31,566	—
63,978,569 USD	7,351,547,000 JPY	HSBC	03/25/2022	4,540	—
13,870,000 ZAR	910,389 USD	HSBC	03/25/2022	11,206	—
28,211,000 CNY	4,424,214 USD	Standard Chartered	03/25/2022	—	(34,543)
63,910,000 AUD	45,679,161 USD	UBS	03/25/2022	—	(757,781)
41,129,000 CAD	32,325,860 USD	UBS	03/25/2022	—	(126,785)
71,223,000 DKK	10,880,252 USD	UBS	03/25/2022	131,578	—
209,093,097 GBP	283,309,855 USD	UBS	03/25/2022	2,744,138	—
19,678,796 USD	27,085,000 AUD	UBS	03/25/2022	1,137	—
16,202,621 USD	20,615,000 CAD	UBS	03/25/2022	63,548	—
8,005,935 USD	53,052,000 DKK	UBS	03/25/2022	448	—
40,940,972 USD	30,511,000 GBP	UBS	03/25/2022	—	(641)
Total				13,676,547	(3,017,835)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	263	03/2022	AUD	35,381,440	—	(393,622)
Canadian Government 10-Year Bond	117	06/2022	CAD	15,990,390	39,795	—
EURO STOXX 50 Index	464	03/2022	EUR	18,221,280	—	(977,470)
Euro-Bobl	107	03/2022	EUR	14,109,020	—	(284,592)
Euro-BTP	465	03/2022	EUR	65,634,750	—	(3,196,288)
Euro-Bund	586	03/2022	EUR	97,885,440	—	(3,108,084)
Euro-OAT	364	03/2022	EUR	57,613,920	—	(2,649,720)
Japanese 10-Year Government Bond	30	03/2022	JPY	4,515,000,000	—	(372,130)
Long Gilt	531	06/2022	GBP	65,355,480	641,087	—
MSCI EAFE Index	987	03/2022	USD	106,586,130	—	(3,686,667)
MSCI Emerging Markets Index	1,588	03/2022	USD	93,334,700	—	(3,872,063)
Russell 2000 Index E-mini	221	03/2022	USD	22,591,725	578,092	—
S&P 500 Index E-mini	1,217	03/2022	USD	265,792,800	—	(8,199,214)
S&P/TSX 60 Index	67	03/2022	CAD	17,090,360	—	(16,862)
TOPIX Index	264	03/2022	JPY	4,992,240,000	—	(2,528,646)
U.S. Treasury 10-Year Note	1,149	06/2022	USD	146,425,688	1,449,403	—
U.S. Treasury 5-Year Note	2,008	06/2022	USD	237,508,750	1,722,011	—
U.S. Treasury 5-Year Note	896	06/2022	USD	105,980,000	—	(20,416)
Total					4,430,388	(29,305,774)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 0.978%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2031	SEK	218,000,000	828,095	—	—	828,095	—

4	Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	USD	43,182,000	(5,465)	—	—	—	(5,465)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	2.923	USD	140,572,000	(3,541,203)	—	—	—	(3,541,203)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.635	USD	246,786,000	4,987,466	—	—	4,987,466	—
Markit iTraxx Europe Crossover Index, Series 36	Morgan Stanley	12/20/2026	5.000	Quarterly	3.492	EUR	72,500,000	(3,357,211)	—	—	—	(3,357,211)
Total								(1,910,948)	—	—	4,987,466	(6,898,414)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.065%)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	373,852,606	746,611,216	(860,239,206)	(78,223,474)	182,001,142	—	67,916,794	107,622,216	9,319,055
Columbia Short-Term Cash Fund, 0.168%
	1,427,191,383	6,376,419,667	(6,473,460,277)	(109,136)	1,330,041,637	—	(157,433)	804,603	1,330,440,768
Columbia Solutions Aggressive Portfolio
	1,244,985	325,664	—	(309,916)	1,260,733	315,085	—	10,579	129,439
Columbia Solutions Conservative Portfolio
	6,754,982	421,164	—	(547,120)	6,629,026	353,941	—	67,222	670,954
Total	1,809,043,956			(79,189,646)	1,519,932,538	669,026	67,759,361	108,504,620

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $970,427,194, which represents 22.06% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	The rate shown is the seven-day current annualized yield at February 28, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2022

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT214_05_M01_(04/22)